UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth Fund
Institutional Class | CMLIX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$37	0.74%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$585,178,728
Number of Holdings	40
Net Advisory Fee	$1,413,636
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	8.2%
Apple, Inc.	7.8%
Alphabet, Inc. - Class A	7.5%
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.0%
Visa, Inc. - Class A	4.2%
Broadcom, Inc.	3.9%
Howmet Aerospace, Inc.	3.7%
Costco Wholesale Corp.	3.2%
Arista Networks, Inc.	3.0%

Industry	(% of Net Assets)
Semiconductors & Semiconductor Equipment	14.4%
Interactive Media & Services	11.6%
Technology Hardware, Storage & Peripherals	7.8%
Software	7.3%
Broadline Retail	7.0%
Electrical Equipment	5.8%
Specialty Retail	5.1%
Capital Markets	4.5%
Financial Services	4.2%
Cash & Other	32.3%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/LargeCap
Congress Large Cap Growth Fund	PAGE 1	TSR-SAR-74316J789

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth Fund	PAGE 2	TSR-SAR-74316J789

Congress Large Cap Growth Fund
Retail Class | CAMLX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$49	0.99%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$585,178,728
Number of Holdings	40
Net Advisory Fee	$1,413,636
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
NVIDIA Corp.	8.2%
Apple, Inc.	7.8%
Alphabet, Inc. - Class A	7.5%
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.0%
Visa, Inc. - Class A	4.2%
Broadcom, Inc.	3.9%
Howmet Aerospace, Inc.	3.7%
Costco Wholesale Corp.	3.2%
Arista Networks, Inc.	3.0%

Industry	(% of Net Assets)
Semiconductors & Semiconductor Equipment	14.4%
Interactive Media & Services	11.6%
Technology Hardware, Storage & Peripherals	7.8%
Software	7.3%
Broadline Retail	7.0%
Electrical Equipment	5.8%
Specialty Retail	5.1%
Capital Markets	4.5%
Financial Services	4.2%
Cash & Other	32.3%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/LargeCap
Congress Large Cap Growth Fund	PAGE 1	TSR-SAR-742935216

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth Fund	PAGE 2	TSR-SAR-742935216

Congress Mid Cap Growth Fund
Institutional Class | IMIDX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$391,298,192
Number of Holdings	38
Net Advisory Fee	$1,277,067
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Monolithic Power Systems, Inc.	10.0%
Casey’s General Stores, Inc.	8.6%
nVent Electric PLC	8.0%
Curtiss-Wright Corp.	7.6%
EMCOR Group, Inc.	6.5%
Penumbra, Inc.	6.1%
Raymond James Financial, Inc.	5.9%
Crane Co.	5.7%
Tapestry, Inc.	5.6%
Quanta Services, Inc.	4.6%

Industry	(% of Net Assets)
Construction & Engineering	12.1%
Semiconductors & Semiconductor Equipment	12.0%
Aerospace & Defense	9.8%
Consumer Staples Distribution & Retail	8.6%
Health Care Equipment & Supplies	8.1%
Electrical Equipment	8.0%
Machinery	7.1%
Capital Markets	5.9%
Textiles, Apparel & Luxury Goods	5.6%
Cash & Other	22.8%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/MidCap
Congress Mid Cap Growth Fund	PAGE 1	TSR-SAR-74316J458

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Mid Cap Growth Fund	PAGE 2	TSR-SAR-74316J458

Congress Mid Cap Growth Fund
Retail Class | CMIDX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$56	1.10%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$391,298,192
Number of Holdings	38
Net Advisory Fee	$1,277,067
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Monolithic Power Systems, Inc.	10.0%
Casey’s General Stores, Inc.	8.6%
nVent Electric PLC	8.0%
Curtiss-Wright Corp.	7.6%
EMCOR Group, Inc.	6.5%
Penumbra, Inc.	6.1%
Raymond James Financial, Inc.	5.9%
Crane Co.	5.7%
Tapestry, Inc.	5.6%
Quanta Services, Inc.	4.6%

Industry	(% of Net Assets)
Construction & Engineering	12.1%
Semiconductors & Semiconductor Equipment	12.0%
Aerospace & Defense	9.8%
Consumer Staples Distribution & Retail	8.6%
Health Care Equipment & Supplies	8.1%
Electrical Equipment	8.0%
Machinery	7.1%
Capital Markets	5.9%
Textiles, Apparel & Luxury Goods	5.6%
Cash & Other	22.8%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/MidCap
Congress Mid Cap Growth Fund	PAGE 1	TSR-SAR-74316J466

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Mid Cap Growth Fund	PAGE 2	TSR-SAR-74316J466

Congress Small Cap Growth Fund
Institutional Class | CSMCX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$51	1.00%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,930,298,395
Number of Holdings	41
Net Advisory Fee	$7,328,916
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Sterling Infrastructure, Inc.	4.4%
Modine Manufacturing Co.	4.4%
Primoris Services Corp.	4.3%
Nova Ltd.	3.8%
Ligand Pharmaceuticals, Inc.	3.2%
InterDigital, Inc.	3.1%
Rambus, Inc.	3.0%
Moog, Inc. - Class A	3.0%
Enpro, Inc.	2.9%
Boot Barn Holdings, Inc.	2.8%

Industry	(% of Net Assets)
Software	9.6%
Health Care Equipment & Supplies	9.4%
Construction & Engineering	8.8%
Machinery	7.2%
Building Products	6.8%
Semiconductors & Semiconductor Equipment	6.7%
Aerospace & Defense	5.5%
Chemicals	4.8%
Banks	4.8%
Cash & Other	36.4%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/SmallCap
Congress Small Cap Growth Fund	PAGE 1	TSR-SAR-74316P710

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Small Cap Growth Fund	PAGE 2	TSR-SAR-74316P710

Congress Small Cap Growth Fund
Retail Class | CSMVX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$63	1.25%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,930,298,395
Number of Holdings	41
Net Advisory Fee	$7,328,916
Portfolio Turnover	15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(% of Net Assets)
Sterling Infrastructure, Inc.	4.4%
Modine Manufacturing Co.	4.4%
Primoris Services Corp.	4.3%
Nova Ltd.	3.8%
Ligand Pharmaceuticals, Inc.	3.2%
InterDigital, Inc.	3.1%
Rambus, Inc.	3.0%
Moog, Inc. - Class A	3.0%
Enpro, Inc.	2.9%
Boot Barn Holdings, Inc.	2.8%

Industry	(% of Net Assets)
Software	9.6%
Health Care Equipment & Supplies	9.4%
Construction & Engineering	8.8%
Machinery	7.2%
Building Products	6.8%
Semiconductors & Semiconductor Equipment	6.7%
Aerospace & Defense	5.5%
Chemicals	4.8%
Banks	4.8%
Cash & Other	36.4%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/SmallCap
Congress Small Cap Growth Fund	PAGE 1	TSR-SAR-74316P728

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Small Cap Growth Fund	PAGE 2	TSR-SAR-74316P728

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONGRESS FUNDS
Congress Large Cap Growth Fund
Congress Mid Cap Growth Fund
Congress Small Cap Growth Fund
Core Financial Statements
April 30, 2026 (Unaudited)

CONGRESS LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 3.7%
Howmet Aerospace, Inc.	88,400	$21,484,736
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc.(a)	17,700	5,477,973
Broadline Retail - 7.0%
Amazon.com, Inc.(a)	155,600	41,243,336
Capital Markets - 4.5%
Goldman Sachs Group, Inc.	15,450	14,272,246
Interactive Brokers Group, Inc. - Class A	64,000	5,088,000
Moody’s Corp.	15,575	7,193,314
		26,553,560
Chemicals - 1.5%
Ecolab, Inc.	32,900	8,573,740
Communications Equipment - 3.0%
Arista Networks, Inc.(a)	102,000	17,616,420
Construction Materials - 1.9%
Martin Marietta Materials, Inc.	18,130	11,223,739
Consumer Staples Distribution & Retail - 3.2%
Costco Wholesale Corp.	18,400	18,667,352
Electrical Equipment - 5.8%
Eaton Corp. PLC	40,000	17,320,400
GE Vernova, Inc.	15,200	16,468,592
		33,788,992
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	40,650	5,986,526
Entertainment - 1.7%
TKO Group Holdings, Inc.	52,031	9,682,449
Financial Services - 4.2%
Visa, Inc. - Class A	74,100	24,441,144
Ground Transportation - 1.5%
Uber Technologies, Inc.(a)	118,000	8,803,980
Health Care Equipment & Supplies - 3.4%
IDEXX Laboratories, Inc.(a)	11,025	6,182,820
Intuitive Surgical, Inc.(a)	29,700	13,591,017
		19,773,837
Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc.	17,000	5,509,190

	Shares	Value
Interactive Media & Services - 11.6%
Alphabet, Inc. - Class A	114,300	$43,982,640
Alphabet, Inc. - Class C	29,500	11,267,230
Meta Platforms, Inc. - Class A	20,700	12,666,537
		67,916,407
IT Services - 1.4%
MongoDB, Inc.(a)	20,500	5,142,015
Shopify, Inc. - Class A(a)	26,500	3,209,945
		8,351,960
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	13,050	6,250,428
Machinery - 1.8%
Parker-Hannifin Corp.	11,600	10,549,272
Oil, Gas & Consumable Fuels - 2.2%
Williams Cos., Inc.	166,500	12,705,615
Pharmaceuticals - 1.1%
Eli Lilly & Co.	6,600	6,168,360
Semiconductors & Semiconductor Equipment - 14.4%
ARM Holdings PLC - ADR(a)	34,000	7,150,880
ASML Holding NV	4,500	6,475,455
Broadcom, Inc.	55,000	22,958,650
NVIDIA Corp.	240,500	47,996,585
		84,581,570
Software - 7.3%
Microsoft Corp.	86,775	35,385,109
Palantir Technologies, Inc. - Class A(a)	13,000	1,808,430
ServiceNow, Inc.(a)	60,750	5,364,833
		42,558,372
Specialty Retail - 5.1%
O’Reilly Automotive, Inc.(a)	175,500	17,444,700
TJX Cos., Inc.	77,600	12,163,800
		29,608,500
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	168,500	45,722,475
TOTAL COMMON STOCKS (Cost $216,590,388)		573,239,933
REAL ESTATE INVESTMENT TRUSTS - 1.7%
Health Care REITs - 1.7%
Welltower, Inc.	46,450	10,095,443
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,499,711)		10,095,443

The accompanying notes are an integral part of these financial statements.

1

CONGRESS LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59%(b)	2,512,786	$2,512,786
TOTAL MONEY MARKET FUNDS (Cost $2,512,786)		2,512,786
TOTAL INVESTMENTS - 100.1% (Cost $226,602,885)		$585,848,162
Liabilities in Excess of Other Assets - (0.1)%		(669,434)
TOTAL NET ASSETS - 100.0%		$585,178,728

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

CONGRESS MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 9.8%
Curtiss-Wright Corp.	41,407	$29,821,321
HEICO Corp.	26,652	7,193,908
Karman Holdings, Inc.(a)	19,950	1,356,201
		38,371,430
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc.(a)	5,460	1,689,815
Halozyme Therapeutics, Inc.(a)	157,772	10,043,766
		11,733,581
Broadline Retail - 2.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	88,161	7,626,808
Capital Markets - 5.9%
Raymond James Financial, Inc.	145,950	23,106,804
Construction & Engineering - 12.1%
API Group Corp.(a)	81,500	3,726,180
EMCOR Group, Inc.	28,554	25,460,745
Quanta Services, Inc.	25,000	18,194,250
		47,381,175
Consumer Staples Distribution & Retail - 8.6%
Casey’s General Stores, Inc.	40,996	33,704,861
Electrical Equipment - 8.0%
nVent Electric PLC	218,771	31,262,376
Electronic Equipment, Instruments & Components - 1.9%
Advanced Energy Industries, Inc.	19,325	7,419,061
Entertainment - 0.3%
TKO Group Holdings, Inc.	6,000	1,116,540
Financial Services - 0.1%
Toast, Inc. - Class A(a)	7,218	205,857
Health Care Equipment & Supplies - 8.1%
Globus Medical, Inc. - Class A(a)	62,750	5,658,795
IDEXX Laboratories, Inc.(a)	3,440	1,929,152
Penumbra, Inc.(a)	73,608	24,031,540
		31,619,487
Health Care Providers & Services - 2.1%
Encompass Health Corp.	82,555	8,255,500
Hotels, Restaurants & Leisure - 4.8%
Cava Group, Inc.(a)	22,350	2,087,714
Expedia Group, Inc.	4,044	1,004,408
Viking Holdings Ltd.(a)	190,500	15,603,855
		18,695,977

	Shares	Value
Household Durables - 0.5%
DR Horton, Inc.	12,875	$1,980,947
IT Services - 2.7%
Cloudflare, Inc. - Class A(a)	45,700	9,367,129
MongoDB, Inc.(a)	4,425	1,109,923
		10,477,052
Machinery - 7.1%
Crane Co.	126,120	22,415,308
Flowserve Corp.	72,500	5,338,900
		27,754,208
Metals & Mining - 1.3%
Wheaton Precious Metals Corp.	40,000	5,058,400
Semiconductors & Semiconductor Equipment - 12.0%
Credo Technology Group Holding Ltd.(a)	19,425	3,380,144
Monolithic Power Systems, Inc.	24,306	39,239,849
Qnity Electronics, Inc.	15,600	2,194,296
Teradyne, Inc.	6,550	2,249,729
		47,064,018
Software - 1.3%
Datadog, Inc. - Class A(a)	24,381	3,222,924
Guidewire Software, Inc.(a)	12,601	1,743,853
		4,966,777
Specialty Retail - 0.6%
Ross Stores, Inc.	11,000	2,505,690
Textiles, Apparel & Luxury Goods - 5.6%
Tapestry, Inc.	152,000	22,046,080
Trading Companies & Distributors - 2.1%
Fastenal Co.	183,366	8,238,634
TOTAL COMMON STOCKS (Cost $209,016,076)		390,591,263
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59%(b)	1,685,521	1,685,521
TOTAL MONEY MARKET FUNDS (Cost $1,685,521)		1,685,521
TOTAL INVESTMENTS - 100.3% (Cost $210,701,597)		$392,276,784
Liabilities in Excess of Other Assets - (0.3)%		(978,592)
TOTAL NET ASSETS - 100.0%		$391,298,192

The accompanying notes are an integral part of these financial statements.

3

CONGRESS MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

Congress Small Cap Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 5.5%
AeroVironment, Inc.(a)	250,000	$48,755,000
Moog, Inc. - Class A	190,000	57,248,900
		106,003,900
Banks - 4.8%
Ameris Bancorp	580,000	49,445,000
Atlantic Union Bankshares Corp.	1,125,000	42,356,250
		91,801,250
Biotechnology - 3.5%
TG Therapeutics, Inc.(a)	1,300,000	43,914,000
Vericel Corp.(a)	700,000	24,311,000
		68,225,000
Building Products - 6.8%
CSW Industrials, Inc.	160,000	46,592,000
Modine Manufacturing Co.(a)	330,000	84,027,900
		130,619,900
Capital Markets - 2.1%
PJT Partners, Inc. - Class A	261,000	39,865,140
Chemicals - 4.8%
Balchem Corp.	245,000	39,596,900
Sensient Technologies Corp.	470,000	53,410,800
		93,007,700
Communications Equipment - 2.0%
Calix, Inc.(a)	895,000	38,986,200
Construction & Engineering - 8.8%
Primoris Services Corp.	462,150	83,718,472
Sterling Infrastructure, Inc.(a)	165,000	85,077,300
		168,795,772
Diversified Consumer Services - 1.9%
Universal Technical Institute, Inc.(a)	980,000	36,779,400
Electronic Equipment, Instruments & Components - 4.4%
Crane NXT Co.	805,000	35,967,400
Novanta, Inc.(a)	380,000	49,221,400
		85,188,800
Entertainment - 1.6%
IMAX Corp.(a)	810,000	30,796,200
Health Care Equipment & Supplies - 9.4%
LeMaitre Vascular, Inc.	445,000	48,838,750
LivaNova PLC(a)	750,000	45,075,000
Merit Medical Systems, Inc.(a)	680,000	46,362,400
UFP Technologies, Inc.(a)	215,000	41,200,450
		181,476,600
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.(a)	315,000	47,955,600

	Shares	Value
Household Durables - 2.2%
Champion Homes, Inc.(a)	550,000	$41,926,500
Interactive Media & Services - 2.2%
Cargurus, Inc.(a)	1,185,000	43,205,100
Leisure Products - 1.5%
YETI Holdings, Inc.(a)	735,000	29,003,100
Life Sciences Tools & Services - 3.1%
Azenta, Inc.(a)	520,000	12,776,400
Repligen Corp.(a)	395,000	46,732,450
		59,508,850
Machinery - 7.2%
Enpro, Inc.	195,000	56,852,250
Federal Signal Corp.	375,000	46,173,750
JBT Marel Corp.	300,000	35,430,000
		138,456,000
Marine Transportation - 2.7%
Kirby Corp.(a)	350,000	52,689,000
Pharmaceuticals - 3.2%
Ligand Pharmaceuticals, Inc.(a)	271,920	62,392,044
Semiconductors & Semiconductor Equipment - 6.7%
Nova Ltd.(a)	145,000	72,562,350
Rambus, Inc.(a)	500,000	57,555,000
		130,117,350
Software - 9.6%
ACI Worldwide, Inc.(a)	1,110,000	47,974,200
Commvault Systems, Inc.(a)	470,000	46,473,600
InterDigital, Inc.	200,000	59,312,000
JFrog Ltd.(a)	660,000	30,650,400
		184,410,200
Specialty Retail - 2.8%
Boot Barn Holdings, Inc.(a)	320,000	54,864,000
TOTAL COMMON STOCKS (Cost $1,433,537,926)		1,916,073,606
SHORT-TERM INVESTMENTS
Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 3.59%(b)	15,894,878	15,894,878
TOTAL MONEY MARKET FUNDS (Cost $15,894,878)		15,894,878
TOTAL INVESTMENTS - 100.1% (Cost $1,449,432,804)		$1,931,968,484
Liabilities in Excess of Other Assets - (0.1)%		(1,670,089)
TOTAL NET ASSETS - 100.0%		$1,930,298,395

The accompanying notes are an integral part of these financial statements.

5

Congress Small Cap Growth Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

6

Congress Funds
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	Congress Large Cap Growth Fund	Congress Mid Cap Growth Fund	Congress Small Cap Growth Fund
ASSETS:
Investments, at value	$585,848,162	$392,276,784	$1,931,968,484
Receivable for fund shares sold	253,796	2,464,509	1,157,736
Dividends receivable	22,841	95,841	150,558
Dividend tax reclaims receivable	—	1,637	—
Cash	—	—	465
Prepaid expenses and other assets	39,496	28,512	70,396
Total assets	586,164,295	394,867,283	1,933,347,639
LIABILITIES:
Payable to Adviser	230,059	195,588	1,322,865
Payable for fund administration and accounting fees	199,933	112,704	132,071
Payable to custodian	197,981	2,428,876	—
Payable for transfer agent fees and expenses	114,721	54,077	76,855
Payable for distribution and shareholder servicing fees	91,173	338,080	603,528
Payable for fund shares redeemed	69,124	215,728	859,480
Payable for custodian fees	25,447	11,401	11,465
Payable for expenses and other liabilities	4,723	43,245	868
Payable for compliance fees	2,705	2,704	2,705
Interest payable	—	70,781	—
Payable for expenses and other liabilities	49,701	95,907	39,407
Total liabilities	985,567	3,569,091	3,049,244
Commitments and contingencies (Note 3)	—	—	—
NET ASSETS	$ 585,178,728	$391,298,192	$1,930,298,395
Net Assets Consist of:
Paid-in capital	$207,664,032	$181,729,100	$1,448,420,115
Total distributable earnings	377,514,696	209,569,092	481,878,280
Total net assets	$ 585,178,728	$391,298,192	$1,930,298,395
Institutional Class
Net assets	$581,529,615	$366,722,859	$1,761,669,471
Shares issued and outstanding (unlimited shares authorized without par value)	11,415,962	16,996,344	33,569,063
Net asset value per share	$50.94	$21.58	$52.48
Retail Class
Net assets	$3,649,113	$24,575,333	$168,628,924
Shares issued and outstanding (unlimited shares authorized without par value)	72,500	1,191,076	3,723,088
Net asset value per share	$50.33	$20.63	$45.29
Cost:
Investments, at cost	$226,602,885	$210,701,597	$1,449,432,804

The accompanying notes are an integral part of these financial statements.

7

Congress Funds
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	Congress Large Cap Growth Fund	Congress Mid Cap Growth Fund	Congress Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,621,728	$1,181,046	$3,727,424
Less: dividend withholding taxes	(3,426)	—	—
Total investment income	1,618,302	1,181,046	3,727,424
EXPENSES:
Investment advisory fee	1,413,636	1,340,168	7,415,021
Fund administration and accounting fees	274,860	157,404	343,154
Transfer agent fees	148,082	93,091	184,075
Sub transfer agent fees	120,122	212,959	650,358
Custodian fees	40,411	21,276	54,422
Trustees’ fees	23,694	17,769	27,887
Federal and state registration fees	19,845	24,160	43,967
Audit fees	8,267	8,267	8,236
Reports to shareholders	5,705	11,433	45,701
Compliance fees	5,454	5,455	5,454
Distribution expenses - Retail Class	4,247	36,379	199,176
Legal fees	3,900	3,899	3,988
Reflow fees	1,048	7,483	—
Interest expense	—	19,623	—
Other expenses and fees	16,278	27,858	27,395
Total expenses	2,085,549	1,987,224	9,008,834
Expense reimbursement by Adviser	—	(63,101)	(86,105)
Net expenses	2,085,549	1,924,123	8,922,729
NET INVESTMENT LOSS	(467,247)	(743,077)	(5,195,305)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	19,550,321	31,493,428	12,398,541
Net realized gain (loss)	19,550,321	31,493,428	12,398,541
Net change in unrealized appreciation (depreciation) on:
Investments	(13,447,022)	(15,702,822)	66,779,701
Net change in unrealized appreciation (depreciation)	(13,447,022)	(15,702,822)	66,779,701
Net realized and unrealized gain (loss)	6,103,299	15,790,606	79,178,242
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,636,052	$15,047,529	$73,982,937

The accompanying notes are an integral part of these financial statements.

8

Congress Funds
Statements of Changes in Net Assets

	Congress Large Cap Growth Fund		Congress Mid Cap Growth Fund
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(467,247)	$(208,894)	$(743,077)	$(2,821,188)
Net realized gain (loss)	19,550,321	42,062,162	31,493,428	121,785,092
Net change in unrealized appreciation (depreciation)	(13,447,022)	56,174,320	(15,702,822)	(133,938,061)
Net increase (decrease) in net assets from operations	5,636,052	98,027,588	15,047,529	(14,974,157)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(39,783,474)	(31,069,412)	(51,383,577)	(141,490,410)
From earnings - Retail Class	(231,357)	(195,822)	(4,162,653)	(4,524,798)
Total distributions to shareholders	(40,014,831)	(31,265,234)	(55,546,230)	(146,015,208)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	13,218,441	15,382,214	65,982,964	159,420,274
Shares issued from reinvestment of distributions - Institutional Class	34,221,151	26,636,000	38,976,846	94,052,221
Shares redeemed - Institutional Class	(34,226,290)	(47,483,418)	(281,134,586)	(718,069,525)
Shares sold - Retail Class	485,438	504,712	4,588,769	17,669,106
Shares issued from reinvestment of distributions - Retail Class	207,994	177,423	3,127,598	3,791,512
Shares redeemed - Retail Class	(376,982)	(1,030,983)	(17,833,781)	(15,931,303)
Net increase (decrease) in net assets from capital transactions	13,529,752	(5,814,052)	(186,292,190)	(459,067,715)
NET INCREASE (DECREASE) IN NET ASSETS	(20,849,027)	60,948,302	(226,790,891)	(620,057,080)
NET ASSETS:
Beginning of the period	606,027,755	545,079,453	618,089,083	1,238,146,163
End of the period	$ 585,178,728	$606,027,755	$391,298,192	$618,089,083
SHARES TRANSACTIONS
Shares sold - Institutional Class	269,196	319,950	3,263,298	6,898,377
Shares issued from reinvestment of distributions - Institutional Class	687,724	546,380	1,992,681	3,958,427
Shares redeemed - Institutional Class	(697,017)	(979,143)	(13,460,110)	(31,911,692)
Shares sold - Retail Class	10,247	10,595	236,385	818,747
Shares issued from reinvestment of distributions - Retail Class	4,227	3,668	166,983	165,424
Shares redeemed - Retail Class	(7,780)	(21,407)	(922,388)	(739,174)
Total increase (decrease) in shares outstanding	266,597	(119,957)	(8,723,151)	(20,809,891)

The accompanying notes are an integral part of these financial statements.

9

Congress Funds
Statements of Changes in Net Assets(Continued)

	Congress Small Cap Growth Fund
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(5,195,305)	$(8,620,442)
Net realized gain (loss)	12,398,541	49,844,531
Net change in unrealized appreciation (depreciation)	66,779,701	159,214,335
Net increase (decrease) in net assets from operations	73,982,937	200,438,424
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(32,554,161)	—
From earnings - Retail Class	(4,065,379)	—
Total distributions to shareholders	(36,619,540)	—
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	441,489,126	534,900,769
Shares issued from reinvestment of distributions - Institutional Class	29,121,156	—
Shares redeemed - Institutional Class	(193,956,534)	(350,328,437)
Shares sold - Retail Class	21,542,519	39,282,494
Shares issued from reinvestment of distributions - Retail Class	3,734,736	—
Shares redeemed - Retail Class	(18,448,981)	(24,585,763)
Net increase (decrease) in net assets from capital transactions	283,482,022	199,269,063
NET INCREASE (DECREASE) IN NET ASSETS	320,845,419	399,707,487
NET ASSETS:
Beginning of the period	1,609,452,976	1,209,745,489
End of the period	$ 1,930,298,395	$1,609,452,976
SHARES TRANSACTIONS
Shares sold - Institutional Class	8,624,338	11,397,474
Shares issued from reinvestment of distributions - Institutional Class	575,517	—
Shares redeemed - Institutional Class	(3,775,241)	(7,582,166)
Shares sold - Retail Class	493,010	943,605
Shares issued from reinvestment of distributions - Retail Class	85,443	—
Shares redeemed - Retail Class	(414,542)	(608,770)
Total increase (decrease) in shares outstanding	5,588,525	4,150,143

The accompanying notes are an integral part of these financial statements.

10

Congress Large Cap Growth Fund
Financial Highlights
Institutional Class

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$54.01	$48.06	$37.23	$33.69	$47.54	$37.89
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)	(0.02)	0.09	0.16	0.16	0.08
Net realized and unrealized gain (loss) on investments(b)	0.55	8.75	12.19	4.72	(9.45)	12.87
Total from investment operations	0.51	8.73	12.28	4.88	(9.29)	12.95
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.04)	(0.18)	(0.20)	(0.06)	(0.10)
Net realized gains	(3.58)	(2.74)	(1.27)	(1.14)	(4.50)	(3.20)
Total distributions	(3.58)	(2.78)	(1.45)	(1.34)	(4.56)	(3.30)
Net asset value, end of period	$50.94	$54.01	$48.06	$37.23	$33.69	$47.54
TOTAL RETURN(c)	1.11%	18.79%	33.69%	14.93%	(21.69)%	36.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$581,530	$602,509	$541,601	$419,784	$377,494	$501,760
Ratio of expenses to average net assets(d)	0.74%	0.65%	0.68%	0.69%	0.69%	0.68%
Ratio of net investment income (loss) to average net assets(d)	(0.16)%	(0.04)%	0.19%	0.44%	0.42%	0.18%
Portfolio turnover rate(c)(e)	11%	22%	19%	22%	23%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

Congress Large Cap Growth Fund
Financial Highlights
Retail Class

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$53.47	$47.69	$36.95	$33.43	$47.27	$37.71
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.10)	(0.14)	(0.03)	0.08	0.06	(0.03)
Net realized and unrealized gain (loss) on investments(b)	0.54	8.66	12.12	4.68	(9.40)	12.80
Total from investment operations	0.44	8.52	12.09	4.76	(9.34)	12.77
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.08)	(0.10)	—	(0.01)
Net realized gains	(3.58)	(2.74)	(1.27)	(1.14)	(4.50)	(3.20)
Total distributions	(3.58)	(2.74)	(1.35)	(1.24)	(4.50)	(3.21)
Net asset value, end of period	$50.33	$53.47	$47.69	$36.95	$33.43	$47.27
TOTAL RETURN(c)	0.98%	18.48%	33.39%	14.67%	−21.90%	36.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,649	$3,519	$3,479	$2,471	$2,651	$4,048
Ratio of expenses to average net assets(d)	0.99%	0.90%	93%	0.94%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets(d)	(0.42)%	(0.28)%	(0.07)%	0.22%	0.17%	(0.07)%
Portfolio turnover rate(c)(e)	11%	22%	19%	22%	23%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

Congress Mid Cap Growth Fund
Financial Highlights
Institutional Class

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$23.02	$25.97	$22.55	$23.44	$36.88	$24.75
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)	(0.07)	(0.06)	(0.03)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments(b)	1.13	0.27	5.02	0.45	(9.37)	12.81
Total from investment operations	1.10	0.20	4.96	0.42	(9.44)	12.71
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.54)	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)
Total distributions	(2.54)	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)
Net asset value, end of period	$21.58	$23.02	$25.97	$22.55	$23.44	$36.88
TOTAL RETURN(c)	5.90%	0.40%	22.56%	1.57%	−28.37%	52.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$366,723	$580,198	$1,201,278	$1,127,631	$1,192,170	$1,706,782
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)(e)	0.87%	0.82%	0.80%	0.79%	0.78%	0.79%
After expense reimbursement/ recoupment(d)(e)	0.85%	0.82%	0.80%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets(d)	(0.32)%	(0.31)%	(0.24)%	(0.12)%	(0.26)%	(0.30)%
Portfolio turnover rate(c)(f)	9%	57%	49%	40%	16%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense and LOC commitment expense of $18,340 or less than 0.005% for the period ended April 30, 2026.
Includes interest expense and LOC commitment expense of $37,880 or less than 0.01% for the year ended October 31, 2025.
Includes interest expense and LOC commitment expense of $14,716 or less than 0.005% for the year ended October 31, 2024.
(f)	Excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Congress Mid Cap Growth Fund
Financial Highlights
Retail Class

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.16	$25.16	$21.95	$22.90	$36.20	$24.37
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.12)	(0.12)	(0.09)	(0.13)	(0.17)
Net realized and unrealized gain (loss) on investments(b)	1.07	0.27	4.87	0.45	(9.17)	12.58
Total from investment operations	1.01	0.15	4.75	0.36	(9.30)	12.41
LESS DISTRIBUTIONS FROM:
Net realized gains	(2.54)	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)
Total distributions	(2.54)	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)
Net asset value, end of period	$20.63	$22.16	$25.16	$21.95	$22.90	$36.20
TOTAL RETURN(c)	5.70%	0.19%	22.20%	1.34%	(28.54)%	51.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,575	$37,891	$36,868	$41,718	$43,123	$41,606
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)(e)	1.13%	1.08%	1.05%	1.04%	1.03%	1.04%
After expense reimbursement/ recoupment(d)(e)	1.10%	1.08%	1.05%	1.04%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets(d)	(0.57)%	(0.55)%	(0.49)%	(0.37)%	(0.50)%	(0.56)%
Portfolio turnover rate(c)(f)	9%	55%	49%	40%	16%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense and LOC commitment expense of $1,283 or less than 0.005% for the period ended April 30, 2026.
Includes interest expense and LOC commitment expense of $1,542 or less than 0.005% for the year ended October 31, 2025.
Includes interest expense and LOC commitment expense of $542 or less than 0.005% for the year ended October 31, 2024.
(f)	Excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

Congress Small Cap Growth Fund
Financial Highlights
Institutional Class

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$51.53	$44.59	$33.67	$34.19	$49.69	$30.76
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.15)	(0.28)	(0.23)	(0.17)	(0.23)	(0.33)
Net realized and unrealized gain (loss) on investments(b)	2.24	7.22	11.15	(0.35)	(8.46)	21.83
Total from investment operations	2.09	6.94	10.92	(0.52)	(8.69)	21.50
LESS DISTRIBUTIONS FROM:
Net realized gains	(1.14)	—	—	—	(6.81)	(2.57)
Total distributions	(1.14)	—	—	—	(6.81)	(2.57)
Net asset value, end of period	$52.48	$51.53	$44.59	$33.67	$34.19	$49.69
TOTAL RETURN(c)	4.14%	15.56%	32.43%	(1.52)%	(19.95)%	73.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,761,669	$1,450,402	$1,084,771	$646,291	$321,105	$127,289
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)(e)	1.01%	1.06%	1.06%	1.07%	1.10%	1.14%
After expense reimbursement/ recoupment(d)(e)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(d)	(0.57)%	(0.59)%	(0.57)%	(0.46)%	(0.64)%	(0.78)%
Portfolio turnover rate(c)	15%	34%	45%	32%	23%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense of $13,214 or less than 0.005% for the year ended October 31, 2024.
The accompanying notes are an integral part of these financial statements.

15

Congress Small Cap Growth Fund
Financial Highlights
Retail Class

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$44.69	$38.76	$29.34	$29.87	$44.39	$27.78
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.18)	(0.35)	(0.29)	(0.22)	(0.29)	(0.39)
Net realized and unrealized gain (loss) on investments(b)	1.92	6.28	9.71	(0.31)	(7.42)	19.57
Total from investment operations	1.74	5.93	9.42	(0.53)	(7.71)	19.18
LESS DISTRIBUTIONS FROM:
Net realized gains	(1.14)	—	—	—	(6.81)	(2.57)
Total distributions	(1.14)	—	—	—	(6.81)	(2.57)
Net asset value, end of period	$45.29	$44.69	$38.76	$29.34	$29.87	$44.39
TOTAL RETURN(c)	3.99%	15.30%	32.11%	(1.77)%	(20.15)%	73.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$168,629	$159,051	$124,975	$109,081	$85,978	$88,979
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)(e)	1.26%	1.31%	1.31%	1.32%	1.34%	1.39%
After expense reimbursement/ recoupment(d)(e)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(d)	(0.82)%	(0.84)%	(0.82)%	(0.70)%	(0.88)%	(1.03)%
Portfolio turnover rate(c)	15%	34%	45%	32%	23%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Includes interest expense of $1,816 or less than 0.005% for the year ended October 31, 2024.
The accompanying notes are an integral part of these financial statements.

16

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.
The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.
Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer, who serves as the chief operating decision maker,using the information presented in the financial statements and financial highlights.
Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Congress Asset Management, LLP (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

17

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026. See the Schedules of Investments for industry breakouts.
Large Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$573,239,933	$ —	$ —	$573,239,933
Real Estate Investment Trusts	10,095,443	—	—	10,095,443
Short-Term Investments	2,512,786	—	—	2,512,786
Total Investments in Securities	$585,848,162	$—	$—	$585,848,162

Mid Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$390,591,263	$ —	$ —	$390,591,263
Short-Term Investments	1,685,521	—	—	1,685,521
Total Investments in Securities	$392,276,784	$—	$—	$392,276,784

Small Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,916,073,606	$ —	$ —	$1,916,073,606
Short-Term Investments	15,894,878	—	—	15,894,878
Total Investments in Securities	$1,931,968,484	$—	$—	$1,931,968,484

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

18

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.
As of the year ended October 31, 2025, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Capital Loss Carry Over		Post-October Losses
	ST	LT	Capital	Ordinary Late Year Loss
Large Cap Growth	$—	$—	$—	$372,696
Mid Cap Growth	—	—	—	2,193,519
Small Cap Growth(1)	—	—	—	7,363,632

(1)	Small Cap Growth utilized $11,752,621 of Capital Loss Carry-Forward.
As of October 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, as of October 31, 2025, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

19

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
New Accounting Pronouncement. In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates, based on the average daily net assets of each Fund, shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

20

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
The advisory fees incurred during the period ended April 30, 2026, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to limit each Fund’s expense ratio at least until February 27, 2027 as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average daily net assets will not exceed:

Current
Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

The contract’s term is indefinite and may be terminated only by the Board, at any time and without payment of any penalty, on behalf of the Fund, upon sixty (60) days’ written notice to the Advisor. The amount of fees waived and expenses absorbed during the period ended April 30, 2026, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.
The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any fees waived and/or any Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement.
The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.
Mid Cap Growth:

Expiration	Amount
October 31, 2028	$47,229
April 30, 2029	63,101
$110,330

Small Cap Growth:

Expiration	Amount
October 31, 2026	$ 321,140
October 31, 2027	611,625
October 31, 2028	859,126
April 30, 2029	86,105
$ 1,892,996

The Large Cap Growth Fund did not waive any fees during the period ended April 30, 2026 and had no previously-waived fees available for reimbursement.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the period ended April 30, 2026, are disclosed in the Statements of Operations.

21

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class. The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the period ended April 30, 2026, are disclosed in the Statements of Operations.
Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the period ended April 30, 2026, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the period ended April 30, 2026, were as follows:

Fund	Purchases	Sales/Maturities	Purchases In-Kind	Sales In-Kind
Large Cap Growth	$63,321,744	$88,485,806	$ —	$2,172,804
Mid Cap Growth	42,496,669	245,165,383	—	21,006,765
Small Cap Growth	512,060,602	257,500,983	—	—

There were no purchases or sales of long-term U.S. Government securities for the period ended April 30, 2026.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period ended April 30, 2026, and the year ended October 31, 2025 as applicable, were as follows:
Large Cap Growth:

	2026	2025
Distributions paid from:
Ordinary income	$—	$409,898
Long-term capital gain[1]	40,014,831	30,855,336
	$40,014,831	$31,265,234

Mid Cap Growth:

	2026	2025
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain[1]	55,546,230	146,015,208
	$55,546,230	$ 146,015,208

22

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
Small Cap Growth:

	2026	2025
Distributions paid from:
Ordinary income	$—	$ —
Long-term capital gain[1]	36,619,540	—
	$36,619,540	$—

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).
The components of accumulated earnings (losses) on a tax basis as of the year ended October 31, 2025, were as follows2:

	Large Cap Growth	Mid Cap Growth	Small Cap Growth
Cost of investments	$234,184,499	$ 421,390,074	$ 1,194,078,345
Gross tax unrealized appreciation	373,567,894	200,097,200	473,279,312
Gross tax unrealized depreciation	(1,316,511)	(3,381,922)	(58,020,303)
Net unrealized appreciation (depreciation)	372,251,383	196,715,278	415,259,009
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	40,014,788	55,546,034	36,619,506
Total distributable earnings	40,014,788	55,546,034	36,619,506
Other accumulated gains (losses)	(372,696)	(2,193,519)	(7,363,632)
Total distributable (accumulated) earnings (losses)	$411,893,475	$ 250,067,793	$444,514,883

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.
NOTE 6 – CREDIT FACILITY
Effective February 21, 2025, U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. The Trust secured an uncommitted umbrella line of credit used for the benefit of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, Congress Small Cap Growth Fund, and Congress Intermediate Bond ETF (the “Borrowing Funds”) in the amount of the lesser of (a) $150,000,000 or, (b) 20% of respective Borrowing Fund’s market value, or (c) 33.33% of respective Borrowing Fund’s net assets. The credit facility is with the Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the Bank’s prime rate. The prime rate was 6.75%, as of April 30, 2026. Interest expense for the period ended April 30, 2026, is disclosed in the Statements of Operations, if applicable.
The Funds did not have any borrowings outstanding as of or during the period ended April 30, 2026.
NOTE 7 – REFLOW TRANSACTIONS
The Funds participate in the ReFlow Funds, LLC (“ReFlow”) liquidity program. ReFlow operates an auction program through which it makes a source of capital available to participating funds (like the Funds) to allow participating funds to satisfy some or all of their daily net redemptions. This program is designed to provide an alternative liquidity source to funds on days where redemptions of fund shares exceed purchases. Pursuant to the program, ReFlow stands ready to purchase Funds shares up to the value of net redemptions on a given day, which provides a source of cash to the Funds to satisfy net shareholder redemptions by other shareholders.
Following purchases of the Funds’ shares, ReFlow periodically redeems its entire share position in the Funds and requests that such redemption be met in-kind in accordance with the Funds’ redemption in-kind policies. ReFlow generally redeems its shares when the Funds experience net sales, when a maximum holding period is reached

23

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)(Continued)
(currently 8 days), when ReFlow reaches a maximum position in the Funds, or at other times at ReFlow’s or the Advisor’s discretion. While ReFlow holds the Funds’ shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, the Funds pay a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Funds’ shares purchased by ReFlow, although the Funds may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund shareholders. ReFlow fees that were incurred by the Funds during the period ended April 30, 2026 are recorded within the Statement of Operations.
ReFlow’s purchases of the Funds’ shares through the liquidity program are made on an investment-blind basis without regard to the Funds’ objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Funds. ReFlow will not be subject to the Funds’ investment minimums, the Funds’ redemption fee, or the limitations noted in the “Tools to Combat Frequent Transactions” section within the Funds’ prospectus. The Board has approved the Funds use of the ReFlow program. The Advisor believes that the program may assist in stabilizing the Funds’ net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so.
During the period ended April 30, 2026, the Funds had the following in-kind transactions related to ReFlow:

	Large Cap Growth Fund	Mid Cap Growth Fund
Redemptions In-Kind
Value of Securities Redeemed	$ 2,172,804	$ 21,006,765
Cash	101,488	1,332,017
Total Amount	$ 2,274,292	$ 22,338,782
Fund Shares Redeemed	47,503	1,080,210
In-kind Gains in Securities Sold	$840,702	$5,640,558
Subscriptions In-Kind
Fund Shares Purchased	52,483	1,192,784
Value of Shares Purchased	$ 2,500,497	$ 24,470,843

The Small Cap Growth Fund did not participate in Reflow during the period ended April 30, 2026.
The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

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CONGRESS FUNDS
ADDITIONAL INFORMATION
April 30, 2026 (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at https://congress-mutual-funds.web.app/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at https://congress-mutual-funds.web.app/. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the reporting period.

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(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	7/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	7/8/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	7/8/2026

* Print the name and title of each signing officer under his or her signature.